REVENUE - Schedule of Revenue from Contracts with Customers Disaggregated by Timing of Revenue Recognition (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 407,644	$ 0	$ 0	$ 152,127
At a point in time [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized	340,365	0	0	152,127
Over time [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 67,279	$ 0	$ 0	$ 0